Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest Rate Swaps [Abstract]
Derivative asset, notional amount	$ 11,055	$ 11,802
Derivative asset, fair value	754	657
Derivative liability, fair value	754	657
Collateral deposits	$ 0	$ 0